LEASE LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF OPERATING LEASE LIABILITIES

Total
Balance at December 31, 2024	$428,021
Interest expense	36,711
Lease payments	(190,857)
Balance at December 31, 2025	273,875
Interest expense	12,636
Additions	36,110
Lease payments	(96,351)
Balance at June 30, 2026	$226,270

Which consists of:

	June 30, 2026	December 31, 2025
Current lease liability	$138,107	$143,624
Non-current lease liability	88,163	130,251
Ending balance	$226,270	$273,875

SCHEDULE OF OPERATING MATURITY ANALYSIS

Maturity analysis	June 30, 2026	December 31, 2025
Less than one year	$153,710	$165,022
One to three years	93,386	141,519
Four to five years	-	-
Total undiscounted lease liabilities	247,096	306,541
Amount representing interest	(20,826)	(32,666)
	$226,270	$273,875